PARTNERS' CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
PARTNERS' CAPITAL
Schedule of Net Asset Values of the different series of Units

December 31, 2012	Net Asset Value	Number of Units	Net Asset Value per Unit

Series A	$220,539,487	230,899,814	$0.9551
Series F	17,551,923	76,090	$230.67
Series G	21,236,500	21,255,467	$0.9991
Series I	2,335,058	1,973,082	$1.1835
Total Partners’ Capital	$261,662,968	254,204,453

December 31, 2011	Net Asset Value	Number of Units	Net Asset Value per Unit

Series A	$343,083,496	327,160,840	$1.0487
Series F	23,238,718	91,900	$252.87
Series G	26,834,991	24,502,547	$1.0952
Series I	2,652,761	2,107,616	$1.2586
Total Partners’ Capital	$395,809,966	353,862,903